Note 4 - Accounting Policies and New Standards Adopted (Details Textual) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Statement Line Items [Line Items]
Cost of sales	$ 428,891	$ 843,788	$ 752,888	$ 1,301,729
IFRIC agenda decision 11 [member]
Statement Line Items [Line Items]
Cost of sales		843,800		1,301,700
IFRIC agenda decision 11 [member] | Increase (decrease) due to changes in accounting policy [member]
Statement Line Items [Line Items]
Cost of sales		230,700		230,700
IFRIC agenda decision 11 [member] | Previously stated [member]
Statement Line Items [Line Items]
Cost of sales		$ 613,100		$ 1,150,900